Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of intangible assets
	December 31, 2020	December 31, 2019
Software	$479,000	$185,215
Technology	4,551,724	4,266,138
Total intangible assets	5,030,724	4,451,353
Less: accumulated amortization	(1,304,122)	(262,003)
Intangible assets, net	$3,726,602	$4,189,350